Operating Leases (Details) - Schedule of leases by balance sheet - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Right-of-use assets		$ 2,260	$ 1,921
Liabilities
Lease liabilities- current portion	$ 1,165	1,215	1,298
Lease liabilities- long term	691	905	691
Total Lease liabilities	$ 1,856	$ 2,120	$ 1,989